INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
INVENTORIES
Products	¥ 766,529	¥ 486,271	$ 117,476
Inventories written down	¥ 24,216	¥ 790